Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Dec. 11, 2023	Nov. 30, 2023	Nov. 30, 2022	Dec. 28, 2021
InfraCap Equity Income Fund ETF
Account Value [Line Items]
Line Graph and Table Measure Name	InfraCap Equity Income Fund ETF NAV
Account Value	$ 12,127		$ 9,060	$ 9,616	$ 10,000
InfraCap Small Cap Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	InfraCap Small Cap Income ETF NAV
Account Value	$ 13,327	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,191		9,852	8,654	10,000
Bloomberg US Large Cap Dividend Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Large Cap Dividend Yield Total Return Index
Account Value	$ 13,748		$ 10,611	$ 10,896	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,226	10,000
Bloomberg US 2000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Value Total Return Index
Account Value	$ 12,775	$ 10,000